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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:   6/30/2006
                                                          ----------------------
            Check here if Amendment[ ]: Amendment Number:
                                                          ----------------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          MICHAEL R. MURPHY
               -----------------------------------------------------------------
Address:       71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
               -----------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28-     11638
                             ---------------------------------------------------

                   The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael R. Murphy
               -----------------------------------------------------------------
Title:         Managing Member of Discovery Group I, LLC
               -----------------------------------------------------------------
Phone:         312-920-2135
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Signature, Place, and Date of Signing:
/s/ Michael R. Murphy
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/11/2006
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
------------------------

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:
     2
     ---------------------------------------------------------------------------

Form 13F Information Table Entry Total:
     31
     ---------------------------------------------------------------------------

Form 13F Information Table Value Total:
     $ 127,679 (thousands)
     ---------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number               Name
1              28-11635                           DANIEL J. DONOGHUE
------         --------------------               ------------------------------
2              28-11637                           DISCOVERY GROUP I, LLC
------         --------------------               ------------------------------

                               13F HOLDINGS REPORT
                                    6/30/2006

          COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                                Voting Authority
          NAME OF             TITLE OF               VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER
          ISSUER               CLASS      CUSIP    (X $1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED      NONE
AEP Inds Inc                  COM       001031103    2,493        74,597  SH         SHARED-OTHER  1, 2                74,597
Ashworth Inc                  COM       04516H101    9,707     1,078,586  SH         SHARED-OTHER  1, 2             1,078,586
Cascade Microtech Inc         COM       147322101   12,833     1,119,804  SH         SHARED-OTHER  1, 2             1,119,804
Cholestech Corp               COM       170393102    6,879       541,649  SH         SHARED-OTHER  1, 2               541,649
Dorman Products Inc           COM       258278100    1,747       148,282  SH         SHARED-OTHER  1, 2               148,282
Electronic Clearing House In  COM       285562500   10,331       767,519  SH         SHARED-OTHER  1, 2               767,519
                              PAR.01
                              NEW
Hawk Corp                     CL A      420089104    9,194       748,075  SH         SHARED-OTHER  1, 2               748,075
Herley Inds Inc Del           COM       427398102    5,112       455,994  SH         SHARED-OTHER  1, 2               455,994
James River Coal Co           COM NEW   470355207    4,749       179,266  SH         SHARED-OTHER  1, 2               179,266
Matrixx Initiatives Inc       COM       57685L105    7,067       454,179  SH         SHARED-OTHER  1, 2               454,179
Mediware Information Sys Inc  COM       584946107      485        50,283  SH         SHARED-OTHER  1, 2                50,283
Pac-West Telecom Inc          COM       69371Y101    2,116     3,711,588  SH         SHARED-OTHER  1, 2             3,711,588
S1 Corporation                COM       784633101    2,995       623,958  SH         SHARED-OTHER  1, 2               623,958
Spanish Broadcasting Sys Inc  CL A      846425882   13,286     2,599,919  SH         SHARED-OTHER  1, 2             2,599,919
Summa Inds                    COM       86562T105    2,995       304,031  SH         SHARED-OTHER  1, 2               304,031
TESSCO Technologies Inc       COM       872386107   10,841       540,450  SH         SHARED-OTHER  1, 2               540,450
Ultra Clean Hldgs Inc         COM       90385V107    9,680     1,106,330  SH         SHARED-OTHER  1, 2             1,106,330
UniFirst Corp Mass            COM       904708104      456        13,231  SH         SHARED-OTHER  1, 2                13,231
Westwood Hldgs Group Inc      COM       961765104    1,780        94,700  SH         SHARED-OTHER  1, 2                94,700
Encore Cap Group Inc          COM       292554102      644        52,500  SH         SHARED-OTHER     1                52,500
Fidelity South Corp New       COM       316394105    1,378        77,500  SH         SHARED-OTHER     1                77,500
First Bus Finl Svcs Inc Wis   COM       319390100      786        32,732  SH         SHARED-OTHER     1                32,732
First Ctzns Banc Corp         COM       319459202    1,965         2,817  SH         SHARED-OTHER     1                 2,817
                              NO PAR
First Mariner Bancorp         COM       320795107    1,750        90,649  SH         SHARED-OTHER     1                90,649
FMS Finl Corp                 COM       302509104    1,255        77,845  SH         SHARED-OTHER     1                77,845
California First Ntnl Bancor  COM       130222102      877        24,030  SH         SHARED-OTHER     1                24,030
FNB Financial Services Corp   COM       302526108    1,370        90,389  SH         SHARED-OTHER     1                90,389
Horizon Bancorp Ind           COM       440407104      489        18,744  SH         SHARED-OTHER     1                18,744
MASSBANK Corp Read Mass       COM       576152102    1,598        48,691  SH         SHARED-OTHER     1                48,691
Northway Finl Inc             COM       667270102      627        17,902  SH         SHARED-OTHER     1                17,902
United Bancorp Inc Ohio       COM       909911109      195        17,757  SH         SHARED-OTHER     1                17,757

  TOTAL                                            127,679    15,163,997                                           15,163,997